Accumulated Other Comprehensive Income/ (Loss) - Schedule of Accumulated Other Comprehensive Income/(Loss) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Gain on Employee Benefit [Member]
Gain on employee benefit
Balance, beginning of period	$ 46,101		$ 115,818	$ 88,735
Recognized during the period, net of taxes amounts to $ Nil			(48,593)	45,373
Reclassification to net income: Amortization losses/(gains)			(21,124)	(18,290)
Balance, end of period		$ 46,101	46,101	115,818
Foreign Currency Translation Adjustment [Member]
Gain on employee benefit
Balance, beginning of period	1,749,891		1,712,181	680,421
Translation adjustments (gain)/loss recognized during the period, net of taxes amounts to $ Nil	417,695	(13,844,977)	37,710	1,031,760
Balance, end of period		1,749,891	1,749,891	1,712,181
Accumulated other comprehensive income	$ 2,154,326	$ 1,795,992	$ 1,795,992	$ 1,827,999